CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Basic Materials - 5.7%
Metal Fabricating - 3.0%
RBC Bearings, Inc. (a)	430,000	$128,630,200

Specialty Chemicals - 2.7%
Balchem Corporation	705,210	114,945,704

Consumer Discretionary - 2.1%
Home Improvement Retailers - 2.1%
SiteOne Landscape Supply, Inc. (a)	690,330	90,964,784

Consumer Staples - 1.3%
Nondurable Household Products - 1.3%
WD-40 Company	233,526	56,672,090

Financials - 2.6%
Financial Data Providers - 2.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	4,037,438	111,110,294

Health Care - 13.1%
Biotechnology - 1.9%
Vericel Corporation (a)	1,473,225	80,894,785

Medical Equipment - 7.3%
LeMaitre Vascular, Inc. (b)	1,213,521	111,813,825
Merit Medical Systems, Inc. (a)	1,330,720	128,707,239
Repligen Corporation (a)	489,010	70,388,099
		310,909,163
Medical Supplies - 3.9%
Neogen Corporation (a)	5,250,841	63,745,209
Stevanato Group S.p.A. (b)	4,778,581	104,125,280
		167,870,489
Industrials - 36.3%
Building Materials: Other - 4.9%
Simpson Manufacturing Company, Inc.	806,090	133,673,905

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Industrials - 36.3% (Continued)
Building Materials: Other - 4.9% (Continued)
Trex Company, Inc. (a)	1,077,085	$74,351,177
		208,025,082
Building: Climate Control - 3.7%
AAON, Inc.	1,358,362	159,852,040

Commercial Vehicles and Parts - 2.1%
Federal Signal Corporation	992,750	91,720,173

Construction - 4.2%
Construction Partners, Inc. - Class A (a)	2,018,217	178,531,476

Defense - 1.2%
Mercury Systems, Inc. (a)	1,192,457	50,083,194

Diversified Industrials - 5.2%
CSW Industrials, Inc.	344,425	121,513,140
ESCO Technologies, Inc.	753,480	100,371,071
		221,884,211
Electronic Equipment Other - 1.5%
SPX Technologies, Inc. (a)	451,110	65,645,527

Electronic Equipment: Control & Filter - 3.2%
Crane NXT Company	389,000	22,647,580
Helios Technologies, Inc.	1,424,597	63,594,010
MSA Safety, Inc.	309,325	51,276,805
		137,518,395
Electronic Equipment: Gauges & Meters - 2.9%
Mesa Laboratories, Inc. (b)	413,985	54,592,202
Transcat, Inc. (a)(b)	643,499	68,043,584
		122,635,786
Engineering & Contracting Services - 3.4%
Exponent, Inc.	1,656,230	147,570,093

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Industrials - 36.3% (Continued)
Industrial Suppliers - 1.2%
Hillman Solutions Corporation (a)	5,219,683	$50,839,712

Machinery: Industrial - 2.2%
John Bean Technologies Corporation	567,080	72,075,868
Kadant, Inc.	64,000	22,079,360
		94,155,228
Professional Business Support Services - 0.6%
UL Solutions, Inc. - Class A	509,870	25,432,316

Real Estate - 3.5%
Real Estate Services - 3.5%
FirstService Corporation	817,435	147,972,084

Technology - 28.9%
Computer Services - 1.8%
Workiva, Inc. (a)	680,179	74,479,601

Production Technology Equipment - 4.2%
Azenta, Inc. (a)	1,135,312	56,765,600
Novanta, Inc. (a)	806,765	123,249,489
		180,015,089
Software - 22.9%
Agilysys, Inc. (a)	258,286	34,018,849
Altair Engineering, Inc. - Class A (a)	505,130	55,114,734
BlackLine, Inc. (a)	1,525,865	92,711,557
CCC Intelligent Solutions Holdings, Inc. (a)	6,994,150	82,041,380
Descartes Systems Group, Inc. (The) (a)	1,929,046	219,139,626
nCino, Inc. (a)	1,263,000	42,411,540
Paycor HCM, Inc. (a)	4,119,762	76,503,980
Q2 Holdings, Inc. (a)	1,063,761	107,067,545
Simulations Plus, Inc. (b)	1,579,380	44,048,908
SPS Commerce, Inc. (a)	756,280	139,147,957
Vertex, Inc. - Class A (a)	1,636,242	87,293,511
		979,499,587

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Telecommunications - 1.8%
Telecommunications Equipment - 1.8%
Digi International, Inc. (a)(b)	2,546,606	$76,983,899

Utilities - 4.6%
Waste & Disposal Services - 4.6%
Casella Waste Systems, Inc. - Class A (a)	1,845,335	195,254,896

Total Investments at Value - 99.9% (Cost $2,484,527,335)		$4,270,095,898

Other Assets in Excess of Liabilities - 0.1%		5,649,102

Net Assets - 100.0%		$4,275,745,000

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Basic Materials - 5.0%
Metal Fabricating - 2.9%
RBC Bearings, Inc. (a)	69,435	$20,770,786

Specialty Chemicals - 2.1%
Balchem Corporation	94,430	15,391,618

Consumer Discretionary - 10.8%
Consumer Services: Miscellaneous - 3.0%
Rollins, Inc.	473,730	21,957,385

Education Services - 2.1%
Bright Horizons Family Solutions, Inc. (a)	138,935	15,400,945

Home Improvement Retailers - 1.8%
SiteOne Landscape Supply, Inc. (a)	99,580	13,121,657

Recreational Products - 2.8%
Pool Corporation	58,305	19,878,507

Recreational Vehicles & Boats - 1.1%
LCI Industries	79,485	8,217,954

Financials - 2.1%
Financial Data Providers - 2.1%
Clearwater Analytics Holdings, Inc. - Class A (a)	558,280	15,363,865

Health Care - 11.3%
Medical Equipment - 5.4%
Merit Medical Systems, Inc. (a)	214,113	20,709,010
Repligen Corporation (a)	129,880	18,694,927
		39,403,937
Medical Supplies - 5.9%
Bio-Techne Corporation	147,655	10,635,590
Neogen Corporation (a)	585,496	7,107,921
Stevanato Group S.p.A.	671,497	14,631,920

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 11.3% (Continued)
Medical Supplies - 5.9% (Continued)
West Pharmaceutical Services, Inc.	30,660	$10,042,989
		42,418,420
Industrials - 36.3%
Aerospace - 2.7%
HEICO Corporation - Class A	104,505	19,446,290

Building Materials: Other - 3.9%
Simpson Manufacturing Company, Inc.	78,400	13,001,072
Trex Company, Inc. (a)	222,065	15,329,147
		28,330,219
Building: Climate Control - 3.0%
Watsco, Inc.	46,205	21,896,087

Construction - 4.1%
Construction Partners, Inc. - Class A (a)	337,050	29,815,443

Defense - 3.6%
Axon Enterprise, Inc. (a)	30,000	17,829,600
Mercury Systems, Inc. (a)	195,825	8,224,650
		26,054,250
Diversified Industrials - 2.3%
CSW Industrials, Inc.	47,215	16,657,452

Electronic Equipment Other - 1.6%
SPX Technologies, Inc. (a)	78,715	11,454,607

Electronic Equipment: Control & Filter - 1.7%
MSA Safety, Inc.	75,765	12,559,564

Engineering & Contracting Services - 3.0%
Exponent, Inc.	240,575	21,435,233

Machinery: Engines - 1.6%
Generac Holdings, Inc. (a)	74,310	11,521,766

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 36.3% (Continued)
Machinery: Industrial - 2.9%
EVI Industries, Inc.	438,172	$7,164,112
John Bean Technologies Corporation	76,125	9,675,487
Kadant, Inc.	10,750	3,708,643
		20,548,242
Machinery: Specialty - 2.4%
Graco, Inc.	201,890	17,017,308

Professional Business Support Services - 1.4%
Fair Isaac Corporation (a)	5,095	10,143,788

Transaction Processing Services - 2.1%
Jack Henry & Associates, Inc.	87,815	15,393,970

Real Estate - 3.8%
Real Estate Services - 3.8%
FirstService Corporation	150,130	27,176,533

Technology - 25.7%
Computer Services - 2.6%
Gartner, Inc. (a)	14,290	6,923,076
Workiva, Inc. (a)	104,983	11,495,639
		18,418,715
Production Technology Equipment - 2.3%
Novanta, Inc. (a)	109,605	16,744,356

Software - 20.8%
Altair Engineering, Inc. - Class A (a)	40,665	4,436,958
CCC Intelligent Solutions Holdings, Inc. (a)	1,219,500	14,304,735
Descartes Systems Group, Inc. (The) (a)	231,660	26,316,576
Guidewire Software, Inc. (a)	112,360	18,941,649
nCino, Inc. (a)	159,000	5,339,220
Paycor HCM, Inc. (a)	595,295	11,054,628
Procore Technologies, Inc. (a)	97,285	7,289,565
Q2 Holdings, Inc. (a)	209,465	21,082,652
SPS Commerce, Inc. (a)	95,644	17,597,540

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Technology - 25.7% (Continued)
Software - 20.8% (Continued)
Tyler Technologies, Inc. (a)	41,560	$23,965,158
		150,328,681
Utilities - 4.8%
Waste & Disposal Services - 4.8%
Casella Waste Systems, Inc. - Class A (a)	327,125	34,613,096

Total Investments at Value - 99.8% (Cost $528,797,934)		$721,480,674

Other Assets in Excess of Liabilities - 0.2%		1,714,187

Net Assets - 100.0%		$723,194,861

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 18.8%
Consumer Services: Miscellaneous - 9.9%
Copart, Inc. (a)	2,593	$148,812
Rollins, Inc.	3,195	148,088
		296,900
Education Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	700	77,595

Recreational Products - 3.6%
Pool Corporation	320	109,101

Specialty Retail - 2.7%
Tractor Supply Company	1,550	82,243

Financials - 2.1%
Financial Data Providers - 2.1%
FactSet Research Systems, Inc.	130	62,437

Health Care - 17.7%
Health Care Services - 2.9%
Veeva Systems, Inc. - Class A (a)	420	88,305

Medical Equipment - 7.9%
IDEXX Laboratories, Inc. (a)	210	86,823
Repligen Corporation (a)	564	81,182
STERIS plc	345	70,918
		238,923
Medical Supplies - 6.9%
Align Technology, Inc. (a)	140	29,191
Bio-Techne Corporation	985	70,950
West Pharmaceutical Services, Inc.	325	106,457
		206,598
Industrials - 29.1%
Aerospace - 4.9%
HEICO Corporation - Class A	800	148,864

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 29.1% (Continued)
Building: Climate Control - 2.9%
Watsco, Inc.	185	$87,670

Electronic Equipment: Gauges & Meters - 1.9%
Mettler-Toledo International, Inc. (a)	48	58,737

Electronic Equipment: Pollution Control - 1.9%
Xylem, Inc.	485	56,270

Engineering & Contracting Services - 1.9%
Exponent, Inc.	630	56,133

Machinery: Engines - 2.3%
Generac Holdings, Inc. (a)	440	68,222

Machinery: Specialty - 3.1%
Graco, Inc.	1,100	92,719

Professional Business Support Services - 5.9%
Paylocity Holding Corporation (a)	154	30,718
Verisk Analytics, Inc.	535	147,355
		178,073
Transaction Processing Services - 3.0%
Jack Henry & Associates, Inc.	510	89,403

Trucking - 1.3%
Old Dominion Freight Line, Inc.	219	38,631

Real Estate - 3.3%
Real Estate Services - 3.3%
CoStar Group, Inc. (a)	1,365	97,720

Technology - 23.2%
Computer Services - 4.0%
Gartner, Inc. (a)	250	121,117

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Technology - 23.2% (Continued)
Software - 19.2%
ANSYS, Inc. (a)	92	$31,034
Bentley Systems, Inc. - Class B	1,180	55,106
Fortinet, Inc. (a)	1,275	120,462
Guidewire Software, Inc. (a)	470	79,233
Procore Technologies, Inc. (a)	587	43,984
Roper Technologies, Inc.	200	103,970
Tyler Technologies, Inc. (a)	250	144,160
		577,949
Utilities - 4.6%
Waste & Disposal Services - 4.6%
Waste Connections, Inc.	805	138,122

Total Investments at Value - 98.8% (Cost $2,695,263)		$2,971,732

Other Assets in Excess of Liabilities - 1.2%		37,251

Net Assets - 100.0%		$3,008,983

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary - 7.0%
Education Services - 4.7%
Universal Technical Institute, Inc. (a)	8,375	$215,321

Entertainment - 2.3%
Thunderbird Entertainment Group, Inc. (a)	82,736	105,489

Consumer Staples - 6.1%
Food Products - 3.3%
Mama's Creations, Inc. (a)	18,855	150,086

Soft Drinks - 2.8%
Vita Coco Company, Inc. (The) (a)	3,490	128,816

Financials - 4.7%
Property & Casualty Insurance - 4.7%
Palomar Holdings, Inc. (a)	2,036	214,981

Health Care - 24.9%
Biotechnology - 8.3%
Alpha Teknova, Inc. (a)	24,006	200,450
Vericel Corporation (a)	3,199	175,657
		376,107
Health Care Facilities - 2.8%
U.S. Physical Therapy, Inc.	1,459	129,428

Health Care Services - 4.2%
Phreesia, Inc. (a)	7,590	190,964

Medical Equipment - 9.6%
BioLife Solutions, Inc. (a)	6,354	164,950
iRadimed Corporation	2,690	147,950
OrthoPediatrics Corporation (a)	5,304	122,947
		435,847

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 32.0%
Construction - 4.4%
Construction Partners, Inc. - Class A (a)	2,278	$201,512

Electronic Equipment: Control & Filter - 2.8%
Energy Recovery, Inc. (a)	8,780	129,066

Electronic Equipment: Gauges & Meters - 3.5%
Transcat, Inc. (a)	1,520	160,725

Engineering & Contracting Services - 6.2%
Bowman Consulting Group Ltd. (a)	4,600	114,770
Willdan Group, Inc. (a)	4,331	164,968
		279,738
Industrial Suppliers - 4.9%
CryoPort, Inc. (a)	6,937	53,970
Hillman Solutions Corporation (a)	17,220	167,722
		221,692
Professional Business Support Services - 4.6%
Montrose Environmental Group, Inc. (a)	5,160	95,718
NV5 Global, Inc. (a)	6,136	115,602
		211,320
Security Services - 2.1%
SoundThinking, Inc. (a)	7,370	96,252

Transaction Processing Services - 3.5%
I3 Verticals, Inc. - Class A (a)	6,822	157,179

Technology - 21.4%
Software - 21.4%
N-able, Inc. (a)	10,570	98,724
Olo, Inc. - Class A (a)	30,340	233,011
Planet Labs PBC (a)	48,525	196,041
Q2 Holdings, Inc. (a)	1,570	158,021
Simulations Plus, Inc.	3,338	93,097
TECSYS, Inc.	6,235	194,781
		973,675

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Telecommunications - 3.5%
Telecommunications Equipment - 3.5%
Digi International, Inc. (a)	5,210	$157,498

Total Investments at Value - 99.6% (Cost $3,770,740)		$4,535,696

Other Assets in Excess of Liabilities - 0.4%		18,018

Net Assets - 100.0%		$4,553,714

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.